Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Plan	Dec. 31, 2013 Plan	Dec. 31, 2012 Plan
Defined benefit plan
Employer's contributions under defined contribution plans	$ 238	$ 235	$ 199
Number of defined benefit plans	9	9	9
Other Postretirement Benefits
Defined benefit plan
Benefit obligation	31	27
Net periodic benefit cost	1	11	1
Settlements losses included in net periodic costs		(8)
Total Company contributions to multiemployer pension plans	58	55	50
Pension Plans
Defined benefit plan
Benefit obligation	796	694
Net periodic benefit cost	21	19	31
Fair value of plan assets	635	568
Actual return on plan assets	75	49
Curtailment losses included in net periodic costs			2
Discount rate (as a percent)	4.00%	4.75%
Equity securities target allocation (as a percent)			50.00%
Employer's contributions under defined benefit plans	42	33	36
Estimated future employer contributions in next fiscal year	36
Pension Plans | Level 1
Defined benefit plan
Equity securities (as a percent)	14.00%	17.00%
Pension Plans | Level 2
Defined benefit plan
Equity securities (as a percent)	86.00%	83.00%
Pension Plans | Minimum
Defined benefit plan
Expected long-term rate of return on plan assets (as a percent)	5.75%
Pension Plans | Maximum
Defined benefit plan
Expected long-term rate of return on plan assets (as a percent)	7.25%
Pension Plans | Fixed Income Securities
Defined benefit plan
Equity securities (as a percent)	81.00%	76.00%
Pension Plans | Fixed Income Securities | Minimum
Defined benefit plan
Equity securities (as a percent)	70.00%
Pension Plans | Fixed Income Securities | Maximum
Defined benefit plan
Equity securities (as a percent)	85.00%
Pension Plans | Equity Securities
Defined benefit plan
Equity securities (as a percent)	18.00%	23.00%
Pension Plans | Equity Securities | Minimum
Defined benefit plan
Equity securities (as a percent)	15.00%
Pension Plans | Equity Securities | Maximum
Defined benefit plan
Equity securities (as a percent)	30.00%
Pension Plans | Money Market Funds
Defined benefit plan
Equity securities (as a percent)	1.00%	1.00%
Multiemployer Plans, Pension
Defined benefit plan
Total Company contributions to multiemployer pension plans	$ 14	$ 13	$ 12
Tax-qualified funded pension plans | Pension Plans
Defined benefit plan
Number of defined benefit plans	4
Unfunded nonqualified supplemental retirement plans | Pension Plans
Defined benefit plan
Number of defined benefit plans	5